UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2003

Date of reporting period: 09/30/2003

Item 1. Report to Shareholders

November 2003

Report to Fellow Shareholders:

    Equity markets around the world continue to climb upward approaching levels not seen in over a year. Factors driving equities include improved corporate earnings, economic recovery, low interest rates, and improving investor sentiment expressed by a desire to own stocks again. For the fiscal year ended September 30, 2003, Nicholas II recorded a gain of 23.66%.

    Returns for Nicholas II, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2003.

	Average Annual Total Return*

	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc.	23.66%	(4.15)%	1.01%	8.13%	9.18%
Russell Mid-Cap Growth Index	38.89%	(17.28)%	4.49%	8.50%	11.15%
Morningstar Mid-Cap Growth Category	27.78%	(16.94)%	5.00%	7.40%	10.39%
Standard & Poor’s 500 Index	24.37%	(10.13)%	1.00%	10.04%	11.58%
Ending value of $10,000 invested in Nicholas II, Inc. (Distributions Reinvested)	$12,366	$8,805	$10,513	$21,858	$37,334

    As in the past in the early stages of an economic and market recovery, stocks of small-cap, low quality companies that suffered the worst performance in recent down markets have performed best as the markets have rallied this year. The higher quality stocks, which our experience shows tend to perform better in the mid to latter part of an economic and market cycle, have lagged recently. We would expect these higher quality stocks to perform better as the current economic and market cycle matures. The Nicholas philosophy has always been to focus on investing in high quality companies with strong market positions, financial strength, and sound management. This philosophy has allowed the Fund to hold up better than its peers over the past three years and rank in the top 10% of its Morningstar category** for the period ended September 30, 2003.

    Performance for the year was driven by strong price appreciation in the technology, consumer and financial sectors. The Fund’s current areas of concentration are consumer (24%), healthcare (22%), financial (17%) and information technology (12%).

Looking forward, we feel that the Fund is well positioned in a diversified group of industry leading, well managed companies that are and will continue to generate good returns and cash flow for shareholders. There are some areas in the market that seem overextended to us (technology, heavy cyclicals) and other areas that look attractive (quality non-cyclical growth stocks). We are pleased that after a three-year bear market things are heading in the right direction.

    Finally, many of you are aware of the headlines concerning the allegations against a number of other mutual fund companies. A founding principle of the Nicholas business and investment philosophy has been to put our shareholders interests first and foremost. We assure you we will continue to operate our business in the same manner in the future.

    Thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

** As of September 30, 2003, in terms of total return, the Fund was ranked by Morningstar in the 66th, 10th, 76th and 42nd percentile out of 719, 547, 366 and 112 funds, respectively, in the Mid-Cap Growth Category for the one-, three-, five- and ten-year periods.

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------------
                                                                   Year Ended September 30,
                                     --------------------------------------------------------------------------------------
                                      2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   -----
NET ASSET VALUE, BEGINNING
 OF PERIOD........................   $15.34   $17.54   $36.58   $31.83   $34.78   $40.65   $33.34   $30.07   $26.71   $26.94
   INCOME (LOSS) FROM INVESTMENT
    OPERATIONS
   Net investment income (loss)...     (.01)    (.02)    (.01)     .01      .01      .13      .08      .10      .24      .21
   Net gain (loss) on
    securities (realized and
    unrealized)...................     3.64    (1.60)   (5.91)    5.22     1.18     (.69)   10.47     5.84     5.22     1.23
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total from investment
       operations.................     3.63    (1.62)   (5.92)    5.23     1.19     (.56)   10.55     5.94     5.46     1.44
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment income.....     --        --       --      (.01)    (.13)    (.08)    (.08)    (.18)    (.21)    (.20)
   From net capital gain..........     --       (.58)  (13.12)    (.47)   (4.01)   (5.23)   (3.16)   (2.49)   (1.89)   (1.47)
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total distributions              --       (.58)  (13.12)    (.48)   (4.14)   (5.31)   (3.24)   (2.67)   (2.10)   (1.67)
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD........................   $18.97   $15.34   $17.54   $36.58   $31.83   $34.78   $40.65   $33.34   $30.07   $26.71
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN......................   23.66%  (9.99)%  (20.89)%  16.49%    2.50%   (1.66)%  34.94%   21.35%   22.39%    5.49%
SUPPLEMENTAL DATA:
Net assets, end of
 period (millions)................   $472.5   $408.5    $512.0   $775.4   $874.1   $960.0   $994.4   $774.8   $682.2   $624.7
Ratio of expenses to average
 net assets.......................     .65%     .65%      .62%     .62%     .61%     .59%     .61%     .62%     .66%     .67%
Ratio of net investment income (loss)
 to average net assets............   (.06)%   (.12)%    (.03)%    .02%     .03%     .33%     .23%     .29%     .68%     .72%
Portfolio turnover rate...........   26.10%   47.37%   49.92%   65.46%   21.03%   20.47%   30.21%   24.47%   19.63%   17.38%

     The accompanying notes to financial statements are an integral part of these statements.
------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2003 (unaudited)
------------------------------------------------------------------------------
                                                            Percentage
        Name                                              of Net Assets
        ----                                              -------------
        Renal Care Group, Inc. ............................    2.55%
        International Speedway Corporation - Class A ......    2.53%
        Fiserv, Inc. ......................................    2.12%
        Willis Group Holdings Limited .....................    2.06%
        O'Reilly Automotive, Inc. .........................    2.00%
        ARAMARK Corporation -- Class B ....................    1.86%
        General Motors Corporation -- Class H .............    1.75%
        Marshall & Ilsley Corporation .....................    1.67%
        Harris Corporation ................................    1.67%
        ChoicePoint Inc. ..................................    1.61%
                                                              ------
        Total of top ten ..................................   19.82%
                                                              ------
                                                              ------

Schedule of Investments
September 30, 2003
-----------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                    Value
-----------                                             ------------
COMMON STOCKS -- 94.19%
             Consumer Discretionary -
              Auto & Components -- 1.23%
   120,600   Harley-Davidson, Inc. ....................    5,812,920
                                                        ------------

             Consumer Discretionary -
              Hotels, Restaurants & Leisure -- 6.35%
    55,000   Applebee's International, Inc. ...........    1,731,400
    90,000   Cheesecake Factory Incorporated (The) * ..    3,255,300
   271,926   International Speedway
              Corporation -- Class A ..................   11,934,832
   100,000   Outback Steakhouse, Inc. .................    3,787,000
    65,000   Starbucks Corporation * ..................    1,872,000
   120,000   Wendy's International, Inc.                   3,876,000
   120,000   Yum! Brands, Inc. * ......................    3,554,400
                                                        ------------
                                                          30,010,932
                                                        ------------
             Consumer Discretionary -
              Media -- 6.46%
   190,265   Clear Channel Communications, Inc. .......    7,287,150
    50,000   EchoStar Communications
              Corporation * ...........................    1,913,500
   577,500   General Motors Corporation
              -- Class H * ............................    8,264,025
   240,000   Lamar Advertising Company * ..............    7,041,600
   603,918   Liberty Media Corporation - Class A * ....    6,021,062
                                                        ------------
                                                          30,527,337
                                                        ------------
             Consumer Discretionary -
              Retail -- 8.31%
   130,000   CDW Corporation ..........................    7,506,200
    90,000   Family Dollar Stores, Inc. ...............    3,590,100
   150,000   InterActiveCorp * ........................    4,957,500
   120,000   J.C. Penney Company, Inc. ................    2,564,400
   107,100   Kohl's Corporation * .....................    5,729,850
   257,000   O'Reilly Automotive, Inc. * ..............    9,449,890
   145,000   Target Corporation .......................    5,456,350
                                                       -------------
                                                          39,254,290
                                                       -------------
             Consumer Staples -- Food & Drug
              Retail -- 1.83%
   119,148   CVS Corporation ..........................    3,700,737
   215,000   Hormel Foods Corporation .................    4,940,700
                                                       -------------
                                                           8,641,437
                                                       -------------
             Energy -- 3.09%
    93,975   Apache Corporation .......................    6,516,227
    55,000   BJ Services Company * ....................    1,879,350
   110,000   GlobalSantaFe Corporation ................    2,634,500
    23,000   Nabors Industries, Ltd. * ................      856,980
   130,000   XTO Energy, Inc. .........................    2,728,700
                                                       -------------
                                                          14,615,757
                                                       -------------
             Financials - Banks -- 4.67%
    95,000   Commerce Bancorp, Inc. ...................    4,551,450
    90,545   Fifth Third Bancorp ......................    5,022,531
   250,000   Marshall & Ilsley Corporation ............    7,880,000
   185,000   National Commerce
              Financial Corporation ...................    4,602,800
                                                       -------------
                                                          22,056,781
                                                       -------------
             Financials - Diversified -- 3.25%
    45,000   Affiliated Managers Group, Inc. * ........    2,826,000
   170,000   Eaton Vance Corp. ........................    5,691,600
    95,000   Legg Mason, Inc. .........................    6,859,000
                                                       -------------
                                                          15,376,600
                                                       -------------
             Financials - Insurance -- 8.69%
   260,000   Arthur J. Gallagher & Co. ................    7,352,800
    54,000   Everest Re Group, Ltd. ...................    4,058,640
    90,000   MGIC Investment Corporation ..............    4,686,300
   188,800   Nationwide Financial Services, Inc. ......    5,916,992
    70,000   PartnerRe Ltd. ...........................    3,546,900
    70,000   Protective Life Corporation ..............    2,089,500
   104,000   SAFECO Corporation .......................    3,667,040
   317,000   Willis Group Holdings Limited ............    9,747,750
                                                       -------------
                                                          41,065,922
                                                       -------------
             Health Care - Equipment -- 6.18%
   253,500   Apogent Technologies Inc. * ..............    5,288,010
   155,000   Biomet, Inc. .............................    5,209,550
   105,000   Boston Scientific Corporation * ..........    6,699,000
    80,000   DENTSPLY International Inc. ..............    3,587,200
    85,500   Guidant Corporation ......................    4,005,675
   105,000   Respironics, Inc. * ......................    4,386,900
                                                       -------------
                                                          29,176,335
                                                       -------------
             Health Care - Pharmaceuticals
              & Biotechnology -- 5.57%
    55,000   Allergan, Inc. ...........................    4,330,150
    65,000   Biogen, Inc. * ...........................    2,484,950
    36,000   Biotech HOLDRS Trust .....................    4,645,440
    86,500   Forest Laboratories, Inc. * ..............    4,450,425
    55,000   Medicis Pharmaceutical
              Corporation -- Class A ..................    3,223,000
   325,326   Shire Pharmaceuticals Group PLC * ........    7,192,958
                                                       -------------
                                                          26,326,923
                                                       -------------
             Health Care - Services --10.48%
    23,252   Cardinal Health, Inc. ....................    1,357,684
   215,000   First Health Group Corp. * ...............    5,622,250
   280,883   Health Management Associates, Inc.
              -- Class A ..............................    6,126,058
   350,000   IMS Health Incorporated ..................    7,385,000
    63,800   Patterson Dental Company  * ..............    3,673,604
   298,500   Priority Healthcare Corporation * ........    6,131,190
   352,500   Renal Care Group, Inc. * .................   12,037,875
   145,000   Universal Health Services, Inc.
              -- Class B * ............................    7,170,250
                                                       -------------
                                                          49,503,911
                                                       -------------
             Industrials - Capital Goods -- 3.27%
   161,500   Fastenal Company .........................    6,104,700
   155,000   Molex Incorporated -- Class A ............    3,803,700
   317,500   Vishay Intertechnology, Inc. * ...........    5,562,600
                                                       -------------
                                                          15,471,000
                                                       -------------
             Industrials - Commercial Services
              & Supplies -- 9.08%
   351,000   ARAMARK Corporation -- Class B * .........    8,785,530
   226,604   ChoicePoint Inc. * .......................    7,591,234
   182,500   Cintas Corporation .......................    6,723,300
   275,937   Fiserv, Inc. * ...........................    9,997,198
   203,500   Hewitt Associates, Inc. * ................    4,955,225
   130,000   Manpower Inc. ............................    4,823,000
                                                       -------------
                                                          42,875,487
                                                       -------------
             Industrials - Transportation -- 1.38%
   190,000   Expeditors International of
              Washington, Inc. ........................    6,537,900
                                                       -------------
             Information Technology -
              Communication Equipment -- 1.67%
   220,000   Harris Corporation .......................    7,873,800
                                                       -------------
             Information Technology -
              Hardware & Equipment -- 6.02%
    40,000   Black Box Corporation ....................    1,592,400
    10,000   International Rectifier Corporation * ....      374,400
     7,000   Intersil Holding Corporation
              -- Class A * ............................      166,600
   170,000   Jabil Circuit, Inc. * ....................    4,428,500
   100,000   LSI Logic Corporation * ..................      899,000
   233,750   Microchip Technology Incorporated ........    5,595,975
   241,400   Plantronics, Inc. * ......................    5,762,218
    95,000   Tech Data Corporation * ..................    2,930,750
   245,000   Tellabs, Inc. * ..........................    1,663,550
    97,500   Zebra Technologies
              Corporation -- Class A * ................    5,028,075
                                                       -------------
                                                          28,441,468
                                                       -------------
             Information Technology -
              Software & Services -- 3.96%
   145,000   Affiliated Computer Services, Inc. * .....    7,060,050
   122,500   BEA Systems, Inc. * ......................    1,476,125
    85,300   Check Point Software
              Technologies Ltd. * .....................    1,433,040
   220,000   Keane, Inc. * ............................    2,811,600
   225,000   SunGard Data Systems Inc. * ..............    5,919,750
                                                       -------------
                                                          18,700,565
                                                       -------------
             Materials -- 1.23%
   130,700   Bemis Company, Inc. ......................    5,790,010
                                                       -------------
             Utilities -- 1.47%
       518   Cross Timbers Royalty Trust ..............       10,878
   123,920   Kinder Morgan Management, LLC * ..........    4,730,028
    65,000   MDU Resources Group, Inc. ................    2,195,700
                                                       -------------
                                                           6,936,606
                                                       -------------
               TOTAL COMMON STOCKS
                (cost $338,039,670) ...................  444,995,981
                                                       -------------
SHORT-TERM INVESTMENTS -- 5.68%
             Commercial Paper -- 5.05%
$2,000,000   Ford Motor Credit Company
              10/02/03, 1.26% .........................    1,999,930
 1,000,000   Fiserv, Inc.
              10/03/03, 1.40% .........................      999,922
 1,725,000   John Deere Finance S.A.
              10/03/03, 1.15% .........................    1,724,890
 1,000,000   Citigroup Global Markets
              Holdings Inc.
              10/07/03, 1.07% .........................      999,821
 1,000,000   Ford Motor Credit Company
              10/08/03, 1.24% .........................      999,759
 2,160,000   General Mills Inc.
              10/10/03, 1.12% .........................    2,159,395
 1,000,000   John Deere Capital Corporation
              10/14/03, 1.12% .........................      999,596
 2,000,000   Sears Roebuck Acceptance
              Corporation
              10/15/03, 1.24% .........................    1,999,036
 2,000,000   General Mills Inc.
              10/21/03, 1.13% .........................    1,998,744
 1,000,000   General Motors Acceptance
              Corporation
              10/22/03, 1.28% .........................      999,253
 1,250,000   Household Finance Corporation
              10/23/03, 1.05% .........................    1,249,198
 1,000,000   Daimler Chrysler North America
              Holdings Corporation
              10/27/03, 1.22% .........................      999,119
 2,000,000   General Motors Acceptance
              Corporation
              10/29/03, 1.25% .........................    1,998,056
 1,750,000   General Electric Capital
              Corporation
              11/03/03, 1.06% .........................    1,748,300
 1,000,000   Household Finance Corporation
              11/10/03, 1.05% .........................      998,833
 2,000,000   LaSalle Bank Corporation
              11/14/03, 1.05% .........................    1,997,433
                                                       -------------
                                                          23,871,285
                                                       -------------
             Variable Rate Demand Note -- 0.63%
 2,977,309   U.S. Bank N.A.
              10/01/03, 0.87% .........................    2,977,309
                                                       -------------
               TOTAL SHORT-TERM
                INVESTMENTS
                (cost $26,848,594) ....................   26,848,594
                                                       -------------
               TOTAL INVESTMENTS
                (cost $364,888,264) -- 99.87% .........  471,844,575
                                                       -------------
             OTHER ASSETS,
              NET OF LIABILITIES -- 0.13% .............      610,392
                                                       -------------
               TOTAL NET ASSETS
                (Basis of percentages
                disclosed above) -- 100% ..............  472,454,967
                                                       -------------
                                                       -------------
* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2003
---------------------------------------------------------------------------------------------
ASSETS
   Investments in securities at value (cost $364,888,264) ....................   $471,844,575
                                                                                 ------------
   Receivables --
     Capital shares purchased ................................................        949,448
     Dividends and interest ..................................................        290,860
                                                                                 ------------
          Total receivables...................................................      1,240,308
                                                                                 ------------
          Total assets........................................................    473,084,883
                                                                                 ------------
LIABILITIES
   Payables --
     Investment securities purchased...........................................       291,010
     Management fee ...........................................................       207,105
     Other payables and accrued expenses.......................................       131,801
                                                                                 ------------
          Total liabilities....................................................       629,916
                                                                                 ------------
          Total net assets.....................................................  $472,454,967
                                                                                 ------------
                                                                                 ------------
NET ASSETS CONSIST OF
   Paid in capital.............................................................  $367,572,030
   Net unrealized appreciation on investments .................................   106,956,311
   Accumulated net realized loss on investments................................    (2,073,374)
                                                                                 ------------
                                                                                 $472,454,967
                                                                                 ------------
                                                                                 ------------
NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized), offering price and redemption price
   ($472,454,967 ./. 24,902,550 shares outstanding)............................        $18.97
                                                                                       ------
                                                                                       ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended September 30, 2003
-------------------------------------------------------------------------------
INCOME
   Dividend .....................................................  $  2,317,902
   Interest .....................................................       259,635
                                                                   ------------
     Total income ...............................................     2,577,537
                                                                   ------------
EXPENSES
   Management fee ...............................................     2,338,811
   Transfer agent fees ..........................................       282,214
   Postage and mailing ..........................................        60,334
   Registration fees ............................................        27,261
   Printing .....................................................        22,826
   Audit and tax preparation fees ...............................        21,500
   Custodian fees ...............................................        19,948
   Legal fees ...................................................        14,670
   Insurance ....................................................        10,106
   Directors' fees ..............................................        10,000
   Accounting system and pricing service fees ...................         9,664
   Other operating expenses .....................................         5,581
                                                                   ------------
      Total expenses ............................................     2,822,915
                                                                   ------------
      Net investment loss .......................................      (245,378)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ................................     4,317,258
                                                                   ------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ............    88,156,556
                                                                   ------------
      Net realized and unrealized gain on investments ...........    92,473,814
                                                                   ------------
      Net increase in net assets resulting from operations ......   $92,228,436
                                                                   ------------
                                                                   ------------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended September 30, 2003 and 2002
--------------------------------------------------------------------------------------------
                                                                2003                2002
                                                           -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss .................................... $    (245,378)      $    (633,124)
  Net realized gain (loss) on investments ..................   4,317,258          (5,175,464)
  Change in net unrealized appreciation on investments .....  88,156,556         (34,672,925)
                                                            ------------        ------------
          Net increase (decrease) in net assets resulting
           from operations..................................  92,228,436         (40,481,513)
                                                            ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain on investments ....................          --         (16,337,482)
                                                            ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares issued (5,517,256 and 3,697,584
    shares, respectively) ..................................  90,154,057          67,773,704
  Reinvestment of distributions
    (0 and 782,230 shares, respectively) ...................          --          15,472,516
  Cost of shares redeemed (7,239,686 and 7,052,318
   shares, respectively) ...................................(118,417,042)       (129,952,452)
                                                            ------------        ------------
           Decrease in net assets derived from
            capital share transactions ....................  (28,262,985)        (46,706,232)
                                                            ------------        ------------
           Total increase (decrease) in net assets ........   63,965,451        (103,525,227)
                                                            ------------        ------------
NET ASSETS
   Beginning of period ....................................  408,489,516         512,014,743
                                                            ------------        ------------
   End of period .......................................... $472,454,967        $408,489,516
                                                            ------------        ------------
                                                            ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2003
--------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost, which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the
         United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code
         applicable to regulated investment companies.
         As of September 30, 2003, the Fund has capital loss carryforwards of approximately $2,073,000 of which $1,953,000 expires in 2010 and $120,000 expires in 2011. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss
         carryforward.
    (e)  Distributions from net investment income are generally declared and paid annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting
         principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and
         accumulated undistributed net investment income.  Accordingly, at
         September 30, 2003, reclassifications were recorded to increase accumulated undistributed net investment income and decrease paid in capital by $245,378. The tax character of distributions paid during the years ended September 30 were as follows:
                                               2003              2002
                                          --------------     ------------
              Distributions paid from:
              Long-term capital gain .... $           --      $16,337,482
                                          --------------     ------------
         For the period ended September 30, 2003, there were no dividends paid from ordinary income; therefore, corporate shareholders are not able to take the dividends received deduction.
         As of September 30, 2003, investment cost for federal tax
         purposes was $364,898,984 and the tax basis components of net assets were as follows:
              Unrealized appreciation .....................  $126,629,445
              Unrealized depreciation .....................   (19,683,854)
                                                             ------------
              Net unrealized appreciation ..................  106,945,591
                                                             ------------
              Undistributed ordinary income ................       --
              Accumulated realized capital loss ............   (2,073,374)
              Paid in capital ..............................  367,582,750
                                                             ------------
              Net assets ................................... $472,454,967
                                                             ------------
                                                             ------------
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
    "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million. Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2003.

(3) Investment Transactions --
    For the period ended September 30, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $107,904,576 and $144,248,229, respectively.

Report of Independent Auditors
--------------------------------------------------------------------------
To the Shareholders and Board of Directors
 of Nicholas II, Inc.:

We have audited the accompanying statement of assets and liabilities of NICHOLAS II,
INC. (the "Fund"), including the schedule of investments, as of September 30, 2003, and the related statements of operations for the year then ended and the changes in net assets and financial highlights for the two years ended September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 and for each of the eight years in the period then ended were audited by other auditors whose report dated October 18, 2001, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas II, Inc.
as of September 30, 2003, and the results of its operations for the year then ended and the changes in net assets and financial highlights for the two years then ended in conformity with accounting principles generally accepted in the United States.

                                         /s/ ERNST & YOUNG LLP

Milwaukee, Wisconsin,
October 24, 2003

DIRECTORS AND OFFICERS OF THE FUND
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of September
30, 2003.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street,
Milwaukee, WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 72 (1), (3)  President      (2), 20 years  Chief Executive Officer and        6            None
                                 and Director                  Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser to
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 71               Director       (2), 20 years  Private Investor, Consultant,      5            None
                                                               Emeritus Professor of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business, 1997
                                                               to present.
Timothy P. Reiland, 47           Director       (2),  1 year   Private Investor, Consultant,      5            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
OFFICERS
David L. Johnson, 61 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  20 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Thomas J. Saeger, 59             Executive       Annual,       Executive Vice President and
                                 Vice President  20 years      Assistant Secretary, Nicholas
                                 and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 47               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President       11 years      and Compliance Officer, Nicholas
                                 and Treasurer                 Company, Inc., the Adviser to the
                                                               Fund. He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.
David O. Nicholas, 42 (3)        Senior Vice     Annual,       President, Chief Investment
                                 President and   14 years      Officer and Director, Nicholas
                                 Portfolio                     Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager of Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Lynn S. Nicholas, 47 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       17 years      Company, Inc. the Adviser to the
                                                               Fund.
Mark J. Giese, 32                Vice President  Annual,       Vice President, Nicholas Company,
                                                 5 years       Inc., the Adviser to the Fund. He has
                                                               been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 46             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 17 years      the Adviser to the Fund.
Kathleen A. Evans, 55            Assistant Vice  Annual,       Vice President, Nicholas Company,
                                 President       17 years      Inc., the Adviser to the Fund.
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.

    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas II, Inc. Privacy Policy
-------------------------------------------------------------------------------
      Nicholas II, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                              Net Investment                        Dollar         Growth of
                                   Net           Income         Capital Gain       Weighted        an Initial
                               Asset Value    Distributions     Distributions    Price/Earnings     $10,000
                                Per Share       Per Share         Per Share         Ratio**        Investment***
                               -----------    --------------    -------------    --------------    ----------
October 17, 1983*............    $10.00         $  --             $   --             --              $10,000
September 30, 1984...........     11.66            --                 --           12.6 times         11,660
September 30, 1985...........     14.39          0.0930            0.1860          11.7               14,742
September 30, 1986...........     16.90          0.1630            0.0610          15.0               17,581
September 30, 1987...........     21.01          0.4200            0.5130          20.9               23,108
September 30, 1988...........     18.58          0.3380            1.3030          15.0               22,766
September 30, 1989...........     21.76          0.3350            0.0800          17.1               27,291
September 30, 1990...........     17.39          0.3124            0.6686          14.8               22,888
September 30, 1991...........     23.87          0.3422            0.1434          17.8               32,250
September 30, 1992...........     24.53          0.2447            0.4042          17.3               34,052
September 30, 1993...........     26.94          0.2350            0.8000          18.1               38,885
September 30, 1994...........     26.71          0.2000            1.4700          18.5               41,020
September 30, 1995...........     30.07          0.2056            1.8944          20.8               50,205
September 30, 1996...........     33.34          0.1750            2.4979          28.9               60,922
September 30, 1997...........     40.65          0.0779            3.1621          31.4               82,206
September 30, 1998...........     34.78          0.0810            5.2282          28.6               80,845
September 30, 1999...........     31.83          0.1337            4.0049          29.0               82,864
September 30, 2000...........     36.58          0.0100            0.4701          35.1               96,527
September 30, 2001...........     17.54             --            13.1200          23.4               76,361
September 30, 2002...........     15.34             --             0.5766          22.2               68,730
September 30, 2003...........     18.97             --                --           22.9               84,994

  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

Range in quarter end price/earnings ratios
          High                             Low
------------------------      ---------------------------
September 30, 2000  35.1      September 30, 1985     11.7

AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
------------------------------------------------------------------------------------

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                                      Nicholas II
                                                                _____________________
$1,000 initial investment on.................................   10/17/83*   09/30/93
Number of years investing $100 each
     month following the date of initial investment...........        20          10
Total cash invested..........................................    $25,000     $13,000
Total dividends and capital gain distributions reinvested....    $64,317     $10,261
Total full shares owned at 09/30/03..........................      3,916         922
Total market value at 09/30/03...............................    $74,300     $17,496

The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.

* Date of Initial Public Offering.

Directors and Officers
ALBERT O. NICHOLAS, President and Director
ROBERT H. BOCK, Director
TIMOTHY P. REILAND, Director
DAVID L. JOHNSON, Executive Vice President
THOMAS J. SAEGER, Executive Vice President and Secretary
DAVID O. NICHOLAS, Senior Vice President
LYNN S. NICHOLAS, Senior Vice President
JEFFREY T. MAY, Senior Vice President and Treasurer
MARK J. GIESE, Vice President
CANDACE L. LESAK, Vice President
KATHLEEN A. EVANS, Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
U.S. BANK N.A.
Cincinnati, Ohio

Auditors
ERNST & YOUNG LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin
-------------------------------------------------------------------------------
    This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Nicholas II, Inc.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com

September 30, 2003

Item 2. Code of Ethics.

    The registrant had not adopted a code of ethics (as such term is defined in this item), as of the end of the period covered by this report, that applied to the registrant’s principal executive officer and principal financial officer, or persons performing similar functions. Initially the registrant had determined that its existing code of ethics, which applied to personnel in addition to the principal executive officer and principal financial officer, was sufficient to stand as the code of ethics for the registrant even though such code did not address all of the specific items included as a part of the definition of "code of ethics" of this item. However, in the preparation of this report, the registrant determined that the adoption of a code of ethics which met such definition would be appropriate, and such a code of ethics was adopted on November 20, 2003. A copy of the code of ethics as so adopted follows.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company’s Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

- honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

- full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

- compliance with applicable laws and governmental rules and regulations;

- the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

- accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest

.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company’s and the investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

- not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

- not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

- not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

report, at least annually:

- officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

- Positions as a trustee, executor or other fiduciary;

- Ownership interest in any broker-dealer or bank;

- Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

- Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

- service as a director on the board of any public company;

- the receipt of any non-nominal gifts;

- the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

any ownership interest in, or any consulting or employment relationship with, any of the Company’s service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

- a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III. Disclosure and Compliance

- Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

- each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company’s directors and auditors, and to governmental regulators and self-regulatory organizations;

- each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

- it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

- promptly after adoption of the Code or thereafter as applicable, upon becoming a Covered Officer, affirm in writing to the Board that he has received, read, and understands the Code;

- annually thereafter affirm to the Board that he has complied with the requirements of the Code;

- not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

- notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

- Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

- if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

- any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

- if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

- the independent directors will be responsible for granting waivers, as appropriate; and

any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds’ and their investment adviser’s codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser’s more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

Applicable only for annual reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/24/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/24/2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/21/2003